Other Accounts Receivable - Schedule of Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Accounts Receivable [Abstract]
Government authorities	$ 78	$ 62
Other receivables	449	203
Prepaid expenses	350	275
Receivables in respect of downpayment on merger	187
Related party	15
Other accounts receivable	$ 1,079	$ 540